EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings Per Share [Abstract]
Net income/(loss)	$ 100,021	$ 59,969
Weighted average number of ordinary shares (in shares)	53,136,864	53,487,062
Share options (in shares)	272,476	156,000
Weighted average number of ordinary shares (in shares)	53,409,340	53,643,062
Earnings per share:
Basic (in USD per share)	$ 1.88	$ 1.12
Diluted (in USD per share)	$ 1.87	$ 1.12